Short-term borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Short-term borrowings
Short-term borrowings
10.	Short-term borrowings

Short-term borrowings consisted of the following:

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Unsecured bank loans	870,000	870,000

As of December 31, 2022, the Group’s short-term borrowings bear interest rates of 4.30%, 4.35% and 4.38% per annum. As of June 30, 2023, the Group’s short-term borrowings bear interest rates of 4.30%, 4.35% and 3.80% per annum. As of December 31, 2022 and June 30, 2023, the Group had a total line of credit in the amount of RMB1,110,000 and RMB870,000, of which the unused portion was RMB140,000 and nil, respectively.

Short-term borrowings of RMB870,000 as of December 31, 2022 and June 30, 2023 were guaranteed by Hubei ECARX, which is a related party of the Group after the VIE Restructuring.

11.	Short-term borrowings

Short-term borrowings consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Unsecured bank loans	932,000	870,000

As of December 31, 2021, the Group’s short-term borrowings bear an interest rate of 4.00% per annum. As of December 31, 2022, the Group’s short-term borrowings bear interest rates of 4.30%, 4.35% and 4.38% per annum. As of December 31, 2021 and 2022, the Group had a total line of credit in the amount of RMB1,000,000 and RMB1,110,000, of which the unused portion was RMB172,696 and RMB140,000, respectively.

Short-term borrowings of nil and RMB870,000 as of December 31, 2021 and 2022, respectively, were guaranteed by Hubei ECARX, which is a related party of the Group after the Restructuring as disclosed in the Note 1(d).